Asset Acquisitions - Schedule of Total Consideration Transferred (Parentheticals) (Details)	12 Months Ended
Mar. 31, 2026 shares
Class A ordinary shares
Asset Acquisitions [Line Items]
Acquisition of shares issued	178,125